Investment Objectives and Goals - Reynders, McVeigh Core Equity Fund	May 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Reynders, McVeigh Core Equity Fund (the “Fund”) is to seek capital preservation and long-term capital growth.